Revenue from Contracts with Customers - Schedule of Disaggregated Revenue Information, by Business Segment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 286,562
Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	78,854
Firm reservation fee revenues | Firm reservation fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	207,708
Usage fees under firm contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	15,930
Usage fees under interruptible contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	62,924
Gathering
Disaggregation of Revenue [Line Items]
Total operating revenues	179,628
Gathering | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	69,695
Gathering | Firm reservation fee revenues | Firm reservation fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	109,933
Gathering | Usage fees under firm contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	12,108
Gathering | Usage fees under interruptible contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	57,587
Transmission
Disaggregation of Revenue [Line Items]
Total operating revenues	106,934
Transmission | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	9,159
Transmission | Firm reservation fee revenues | Firm reservation fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	97,775
Transmission | Usage fees under firm contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	3,822
Transmission | Usage fees under interruptible contracts | Volumetric based fee revenues
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 5,337